CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2013	$ 37,678,624	$ 12,749	$ 13,752,187	$ 18,143,344	$ 3,950,071	$ 1,820,273
Balance (in shares) at Dec. 31, 2013		4,668,000
Issuance of 134,000 shares upon excise of share-based awards	194,300	$ 366	193,934	0	0	0
Issuance of 134,000 shares upon excise of share-based awards (in shares)		134,000
Issuance of 160,000 shares to non-employee	644,001	$ 437	643,564	0	0	0
Issuance of 160,000 shares to non-employee (in shares)		160,000
Issuance of 734,700 shares to investors	3,368,171	$ 2,006	3,366,165	0	0	0
Issuance of 734,700 shares to investors (in shares)		734,700
Issuance shares to employees, directors and officers	603,808	$ 306	603,502	0	0	0
Issuance shares to employees, directors and officers (in shares)		111,975
Stock based Compensation	160,613	$ 0	160,613	0	0	0
Foreign currency translation loss	(576,891)	0	0	0	(549,872)	(27,019)
Net loss	(25,033,872)	0	0	(24,298,114)	0	(735,758)
Balance at Dec. 31, 2014	17,038,754	$ 15,864	18,719,965	(6,154,770)	3,400,199	1,057,496
Balance (in shares) at Dec. 31, 2014		5,808,675
Issuance of 25,000 shares upon excise of share-based awards	36,250	$ 68	36,182	0	0	0
Issuance of 25,000 shares upon excise of share-based awards (in shares)		25,000
Issuance of 12,000 shares to non-employee	32,340	$ 33	32,307	0	0	0
Issuance of 12,000 shares to non-employee (in shares)		12,000
Issuance of 348,800 shares to employee	666,208	$ 953	665,255	0	0	0
Issuance of 348,800 shares to employee (in shares)		348,800
Issuance of 349,000 options to employees	113,771	$ 0	113,771	0	0	0
Stock based Compensation	243,425	0	243,425	0	0	0
Foreign currency translation loss	(461,548)	0	0	0	(411,083)	(50,465)
Net loss	(10,362,335)	0	0	(10,223,130)	0	(139,205)
Balance at Dec. 31, 2015	7,306,865	$ 16,918	19,810,905	(16,377,900)	2,989,116	867,826
Balance (in shares) at Dec. 31, 2015		6,194,475
Issuance of 4,000 shares upon excise of share-based awards	5,800	$ 11	5,789	0	0	0
Issuance of 4,000 shares upon excise of share-based awards (in shares)		4,000
Issuance of 3,000 shares upon excise of share-based awards	4,350	$ 8	4,342	0	0	0
Issuance of 3,000 shares upon excise of share-based awards (in shares)		3,000
Issuance of 11,111,111 shares for capital contribution	18,412,462	$ 30,344	18,382,118	0	0	0
Issuance of 11,111,111 shares for capital contribution (in shares)		11,111,111
Stock based Compensation	947,481	$ 0	947,481	0	0	0
Foreign currency translation loss	(567,162)	0	0	0	(465,344)	(101,818)
Disposal of a subsidiary	(421,938)				215,050	(636,988)
Net loss	(10,250,795)	0	0	(10,121,775)	0	(129,020)
Balance at Dec. 31, 2016	$ 15,437,063	$ 47,281	$ 39,150,635	$ (26,499,675)	$ 2,738,822	$ 0
Balance (in shares) at Dec. 31, 2016		17,312,586